NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS: Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 30,135,295	$ 21,172,091	$ 16,094,892
Pet leashes
Revenues	7,102,233	5,290,918	4,444,609
Pet collars
Revenues	10,684,908	7,529,420	5,408,803
Pet harnesses
Revenues	4,980,771	1,508,426	2,776,354
Retractable dog leashes
Revenues	2,650,932	1,691,066	1,318,640
Other pet accessories
Revenues	1,175,232	2,737,143	1,226,905
Intelligent pet products
Revenues	59,719	0	0
Gift suspender
Revenues	$ 3,481,500	$ 2,415,118	$ 919,581